5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Exploration and Evaluation Assets, Starting Balance	$ 2,700,511	$ 2,278,107
Exploration and Evaluation Assets, Property acquisition	199,625	261,000
Exploration and Evaluation Assets, Aircraft charter	52,412	30,014
Exploration and Evaluation Assets, Camp, travel and meals	230,239	47,103
Exploration and Evaluation Assets, Community relations	2,840	2,928
Exploration and Evaluation Assets, Drilling	315,801
Exploration and Evaluation Assets, Field equipment rental	44,137	21,552
Exploration and Evaluation Assets, Field supplies and maps	37,525	8,501
Exploration and Evaluation Assets, Geochemical	18,430	31,248
Exploration and Evaluation Assets, Geological consulting	550,140	144,631
Exploration and Evaluation Assets, Legal and accounting	3,364	11,821
Exploration and Evaluation Assets, Licence and permits	69,649	98,716
Exploration and Evaluation Assets, Management fees	45,503
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	73,116
Exploration and Evaluation Assets, Yukon Mining Incentive Refund	(40,000)
Exploration and Evaluation Assets, Recovered exploration expenditures	(574,980)	(3,277)
Exploration and Evaluation Assets, Net Additions	1,027,801	398,651
Exploration and Evaluation Assets, Foreign Currency Translation	(81)	23,753
Exploration and Evaluation Assets, Ending Balance	3,728,231	2,700,511
Exploration and Evaluation Assets, Office and administrative fees		5,915
Exploration and Evaluation Assets, Rent		2,436
Exploration and Evaluation Assets, Write-down of properties		(263,937)
USA, Horsethief
Exploration and Evaluation Assets, Starting Balance	223,045	158,020
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	37,230	3,432
Exploration and Evaluation Assets, Community relations	0	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	9,652	514
Exploration and Evaluation Assets, Field supplies and maps	4,048	282
Exploration and Evaluation Assets, Geochemical	7,133	0
Exploration and Evaluation Assets, Geological consulting	141,211	11,063
Exploration and Evaluation Assets, Legal and accounting	790	763
Exploration and Evaluation Assets, Licence and permits	15,103	48,971
Exploration and Evaluation Assets, Management fees	27,706
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evaluation Assets, Yukon Mining Incentive Refund	0
Exploration and Evaluation Assets, Recovered exploration expenditures	(292,762)	0
Exploration and Evaluation Assets, Net Additions	(49,889)	65,025
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	173,156	223,045
Exploration and Evaluation Assets, Office and administrative fees		0
Exploration and Evaluation Assets, Rent		0
Exploration and Evaluation Assets, Write-down of properties		0
USA, Bellview
Exploration and Evaluation Assets, Starting Balance	95,291	83,942
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	24,749	1,203
Exploration and Evaluation Assets, Community relations	0	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	7,931	0
Exploration and Evaluation Assets, Field supplies and maps	409	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	20,196	0
Exploration and Evaluation Assets, Legal and accounting	552	533
Exploration and Evaluation Assets, Licence and permits	10,327	9,613
Exploration and Evaluation Assets, Management fees	10,866
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	39,729
Exploration and Evaluation Assets, Yukon Mining Incentive Refund	0
Exploration and Evaluation Assets, Recovered exploration expenditures	(124,502)	0
Exploration and Evaluation Assets, Net Additions	(9,743)	11,349
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	85,548	95,291
Exploration and Evaluation Assets, Office and administrative fees		0
Exploration and Evaluation Assets, Rent		0
Exploration and Evaluation Assets, Write-down of properties		0
USA, BP
Exploration and Evaluation Assets, Starting Balance	248,975	216,126
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	23,130	134
Exploration and Evaluation Assets, Community relations	0	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	3,515	0
Exploration and Evaluation Assets, Field supplies and maps	1,025	0
Exploration and Evaluation Assets, Geochemical	12,101	0
Exploration and Evaluation Assets, Geological consulting	72,553	0
Exploration and Evaluation Assets, Legal and accounting	1,781	1,720
Exploration and Evaluation Assets, Licence and permits	33,298	30,995
Exploration and Evaluation Assets, Management fees	6,931
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evaluation Assets, Yukon Mining Incentive Refund	0
Exploration and Evaluation Assets, Recovered exploration expenditures	(154,334)	0
Exploration and Evaluation Assets, Net Additions	0	32,849
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	248,975	248,975
Exploration and Evaluation Assets, Office and administrative fees		0
Exploration and Evaluation Assets, Rent		0
Exploration and Evaluation Assets, Write-down of properties		0
USA, Others
Exploration and Evaluation Assets, Starting Balance	23,038	22,830
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	0
Exploration and Evaluation Assets, Community relations	0	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	0	0
Exploration and Evaluation Assets, Legal and accounting	187	181
Exploration and Evaluation Assets, Licence and permits	3,561	3,304
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evaluation Assets, Yukon Mining Incentive Refund	0
Exploration and Evaluation Assets, Recovered exploration expenditures	(3,382)	(3,277)
Exploration and Evaluation Assets, Net Additions	366	208
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	23,404	23,038
Exploration and Evaluation Assets, Office and administrative fees		0
Exploration and Evaluation Assets, Rent		0
Exploration and Evaluation Assets, Write-down of properties		0
Canada, Haldane
Exploration and Evaluation Assets, Starting Balance	471,424
Exploration and Evaluation Assets, Property acquisition	178,125
Exploration and Evaluation Assets, Aircraft charter	34,319
Exploration and Evaluation Assets, Camp, travel and meals	129,498
Exploration and Evaluation Assets, Community relations	2,840
Exploration and Evaluation Assets, Drilling	315,801
Exploration and Evaluation Assets, Field equipment rental	20,381
Exploration and Evaluation Assets, Field supplies and maps	31,110
Exploration and Evaluation Assets, Geochemical	(804)
Exploration and Evaluation Assets, Geological consulting	268,826
Exploration and Evaluation Assets, Legal and accounting	54
Exploration and Evaluation Assets, Licence and permits	1,486
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	20,231
Exploration and Evaluation Assets, Yukon Mining Incentive Refund	(40,000)
Exploration and Evaluation Assets, Recovered exploration expenditures	0
Exploration and Evaluation Assets, Net Additions	961,867
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	1,433,291	471,424
Canada, KRL
Exploration and Evaluation Assets, Starting Balance	21,545
Exploration and Evaluation Assets, Property acquisition	21,500
Exploration and Evaluation Assets, Aircraft charter	18,093
Exploration and Evaluation Assets, Camp, travel and meals	15,595
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	2,145
Exploration and Evaluation Assets, Field supplies and maps	933
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	46,880
Exploration and Evaluation Assets, Legal and accounting	0
Exploration and Evaluation Assets, Licence and permits	0
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	13,156
Exploration and Evaluation Assets, Yukon Mining Incentive Refund	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0
Exploration and Evaluation Assets, Net Additions	118,302
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	139,847	21,545
Canada, Others
Exploration and Evaluation Assets, Starting Balance	1,197,974
Exploration and Evaluation Assets, Property acquisition	0
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	37
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	513
Exploration and Evaluation Assets, Field supplies and maps	0
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	474
Exploration and Evaluation Assets, Legal and accounting	0
Exploration and Evaluation Assets, Licence and permits	0
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evaluation Assets, Yukon Mining Incentive Refund	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0
Exploration and Evaluation Assets, Net Additions	1,024
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	1,198,998	1,197,974
Peru, Yanac
Exploration and Evaluation Assets, Starting Balance	419,219	410,630
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	0
Exploration and Evaluation Assets, Community relations	0	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	0	0
Exploration and Evaluation Assets, Legal and accounting	0	0
Exploration and Evaluation Assets, Licence and permits	5,874	5,833
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evaluation Assets, Yukon Mining Incentive Refund	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evaluation Assets, Net Additions	5,874	6,040
Exploration and Evaluation Assets, Foreign Currency Translation	(81)	2,549
Exploration and Evaluation Assets, Ending Balance	425,012	419,219
Exploration and Evaluation Assets, Office and administrative fees		207
Exploration and Evaluation Assets, Rent		0
Exploration and Evaluation Assets, Write-down of properties		0
Haldane
Exploration and Evaluation Assets, Starting Balance	471,424	0
Exploration and Evaluation Assets, Property acquisition		242,000
Exploration and Evaluation Assets, Aircraft charter		13,397
Exploration and Evaluation Assets, Camp, travel and meals		35,549
Exploration and Evaluation Assets, Community relations		2,928
Exploration and Evaluation Assets, Field equipment rental		21,038
Exploration and Evaluation Assets, Field supplies and maps		8,187
Exploration and Evaluation Assets, Geochemical		31,248
Exploration and Evaluation Assets, Geological consulting		112,659
Exploration and Evaluation Assets, Legal and accounting		4,418
Exploration and Evaluation Assets, Licence and permits		0
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evaluation Assets, Net Additions		471,424
Exploration and Evaluation Assets, Foreign Currency Translation		0
Exploration and Evaluation Assets, Ending Balance		471,424
Exploration and Evaluation Assets, Office and administrative fees		0
Exploration and Evaluation Assets, Rent		0
Exploration and Evaluation Assets, Write-down of properties		0
KRL
Exploration and Evaluation Assets, Starting Balance	21,545	0
Exploration and Evaluation Assets, Property acquisition		19,000
Exploration and Evaluation Assets, Aircraft charter		2,545
Exploration and Evaluation Assets, Camp, travel and meals		0
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Field equipment rental		0
Exploration and Evaluation Assets, Field supplies and maps		0
Exploration and Evaluation Assets, Geochemical		0
Exploration and Evaluation Assets, Geological consulting		0
Exploration and Evaluation Assets, Legal and accounting		0
Exploration and Evaluation Assets, Licence and permits		0
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evaluation Assets, Net Additions		21,545
Exploration and Evaluation Assets, Foreign Currency Translation		0
Exploration and Evaluation Assets, Ending Balance		21,545
Exploration and Evaluation Assets, Office and administrative fees		0
Exploration and Evaluation Assets, Rent		0
Exploration and Evaluation Assets, Write-down of properties		0
Others
Exploration and Evaluation Assets, Starting Balance	1,197,974	1,174,169
Exploration and Evaluation Assets, Property acquisition		0
Exploration and Evaluation Assets, Aircraft charter		14,072
Exploration and Evaluation Assets, Camp, travel and meals		4,444
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Field equipment rental		0
Exploration and Evaluation Assets, Field supplies and maps		32
Exploration and Evaluation Assets, Geochemical		0
Exploration and Evaluation Assets, Geological consulting		5,257
Exploration and Evaluation Assets, Legal and accounting		0
Exploration and Evaluation Assets, Licence and permits		0
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evaluation Assets, Net Additions		23,805
Exploration and Evaluation Assets, Foreign Currency Translation		0
Exploration and Evaluation Assets, Ending Balance		1,197,974
Exploration and Evaluation Assets, Office and administrative fees		0
Exploration and Evaluation Assets, Rent		0
Exploration and Evaluation Assets, Write-down of properties		0
Peru, Others
Exploration and Evaluation Assets, Starting Balance	$ 0	212,390
Exploration and Evaluation Assets, Property acquisition		0
Exploration and Evaluation Assets, Aircraft charter		0
Exploration and Evaluation Assets, Camp, travel and meals		2,341
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Field equipment rental		0
Exploration and Evaluation Assets, Field supplies and maps		0
Exploration and Evaluation Assets, Geochemical		0
Exploration and Evaluation Assets, Geological consulting		15,652
Exploration and Evaluation Assets, Legal and accounting		4,206
Exploration and Evaluation Assets, Licence and permits		0
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evaluation Assets, Net Additions		(233,594)
Exploration and Evaluation Assets, Foreign Currency Translation		21,204
Exploration and Evaluation Assets, Ending Balance		0
Exploration and Evaluation Assets, Office and administrative fees		5,708
Exploration and Evaluation Assets, Rent		2,436
Exploration and Evaluation Assets, Write-down of properties		$ (263,937)